Receivables, net (Details 3) (USD $) In Millions, unless otherwise specified													12 Months Ended
	Dec. 31, 2011 Financing receivables, current	Dec. 31, 2010 Financing receivables, current	Dec. 31, 2011 A Financing receivables, current	Dec. 31, 2010 A Financing receivables, current	Dec. 31, 2011 B Financing receivables, current	Dec. 31, 2010 B Financing receivables, current	Dec. 31, 2011 C Financing receivables, current	Dec. 31, 2010 C Financing receivables, current	Dec. 31, 2011 D Financing receivables, current	Dec. 31, 2010 D Financing receivables, current	Dec. 31, 2011 E Financing receivables, current	Dec. 31, 2010 E Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less)	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) A Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) A Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) B Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) B Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) C Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) C Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) D Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) D Financing receivables, current	Dec. 31, 2011 Trade receivables (excluding those with a contractual maturity of one year or less) E Financing receivables, current	Dec. 31, 2010 Trade receivables (excluding those with a contractual maturity of one year or less) E Financing receivables, current	Dec. 31, 2011 Other receivables Financing receivables, current	Dec. 31, 2010 Other receivables Financing receivables, current	Dec. 31, 2011 Other receivables A Financing receivables, current	Dec. 31, 2010 Other receivables A Financing receivables, current	Dec. 31, 2011 Other receivables B Financing receivables, current	Dec. 31, 2010 Other receivables B Financing receivables, current	Dec. 31, 2011 Other receivables C Financing receivables, current	Dec. 31, 2010 Other receivables C Financing receivables, current	Dec. 31, 2011 Other receivables D Financing receivables, current	Dec. 31, 2010 Other receivables D Financing receivables, current	Dec. 31, 2011 Other receivables E Financing receivables, current	Dec. 31, 2010 Other receivables E Financing receivables, current
Changes in the doubtful debt allowance for trade receivables
Balance at beginning of period	$ 55	$ 37											$ 37	$ 50	$ 37											$ 5
Reversal of allowance													(13)
Additions to allowance													36
Amounts written off													(3)
Exchange rate differences													(7)
Balance at end of period	55	37											50	50	37											5
Total gross amount	$ 771	$ 698	$ 447	$ 344	$ 152	$ 204	$ 142	$ 99	$ 23	$ 39	$ 7	$ 12		$ 534	$ 545	$ 251	$ 219	$ 134	$ 199	$ 122	$ 87	$ 22	$ 37	$ 5	$ 3	$ 237	$ 153	$ 196	$ 125	$ 18	$ 5	$ 20	$ 12	$ 1	$ 2	$ 2	$ 9